1933 Act Registration No.__________
1940 Act Registration No.__________
--------------------------------------------------------------------------------

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [x]
Pre-Effective Amendment No. ___
Post-Effective Amendment No. ___
                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[x]
Pre-Effective Amendment No. ___
Post-Effective Amendment No. ___

                        STOCKCAR STOCKS MUTUAL FUND, INC.
               (Exact name of registrant as specified in Charter)

                                434 Tyson Street
                         Charlotte, North Carolina 28209
              (Address of Principle Executive Offices and Zip Code)

                                  704-527-5872
               (Registrant's Telephone Number including Area Code)

                                Terence P. Smith
                              The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:
---------------------------------------------
It is proposed that this filing will become effective as soon as practicable after this Registration Statement becomes effective.

Calculation of Registration Fee:
--------------------------------
The Registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, and the Securities Act of 1933, that an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

STOCKCAR STOCKS INDEX FUND

CROSS-REFERENCE SHEET
(As required by Rule 495)


Item No. on Form N-1A                     Caption or Subheading in Prospectus
                                          or Statement of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------

1. Cover Page.                            Cover Page
2. Synopsis.                              Investment Objectives and Policies;
                                          The StockCar Stocks Index; Cover Page
3. Condensed Financial Information.       Fees and Expenses
4. General Description                    General Information
    of Registrant.
5. Management of the Fund.                Management of the Fund; Investment
                                          Adviser
5a.Management's Discussion of             Not Applicable
   Fund Performance
6. Capital Stock and Other                Management of the Fund
   Securities.
7. Purchase of Securities Being           Purchasing Shares
   Offered.
8. Redemption or Repurchase               Redeeming Shares
9. Legal Proceedings                      Not Applicable

PART B. STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------

10. Cover Page.                           Cover Page
11. Table of Contents.                    Table of Contents
12. General Information and History       Not covered in Statement of Additional
                                          Information  (covered under
                                          Item 4 of Part A)
13. Investment Objectives and             Investment Policies and
    Policies.                             Restrictions
14. Management of the Fund.               Investment Adviser; Directors and
                                          Officers
15. Control Persons and Principal         Directors and Officers;
    Holders of Securities.                Investment Adviser
16. Investment Advisory and other         Investment Adviser; Custodian;
    Services.                             Transfer Agent; Administration
17. Brokerage Allocation.                 Portfolio Transactions
18. Capital Stock and Other               Capital Stock
    Securities.
19. Purchase, Redemption and Pricing      Determination of Net Asset Values,
    of Securities Being Offered
20. Tax Status.                           Tax Information
21. Underwriters,                         Distributor; Transfer Agent
    And Transfer Agents
22. Calculations of Performance Data.     Performance Information
23. Financial Statements                  Not Applicable. See item 32 of Part C.

PART C
Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.
--------------------------------------------------------------------------------

                                   PROSPECTUS
                              Dated ________, 1998

                         StockCar Stocks Index Fund(TM)
                                434 Tyson Street
                         Charlotte, North Carolina 28209
                                  704-527-5872

StockCar Stocks Mutual Fund, Inc.(TM) (the "Company") is a newly organized, diversified management investment company currently consisting of one portfolio, The StockCar Stocks Index Fund(TM) (the Fund"). The primary investment objectives of the Fund are growth of capital and current income. The Fund attempts to achieve its investment objectives by investing primarily in the stocks of the companies comprising the StockCar Stocks Index(TM).

The minimum investment in the Fund is $1,000 for regular accounts and $500 for retirement accounts. The minimum subsequent investment is $500 for regular accounts and $50 for retirement accounts. The Fund is a pure No-Load Fund. There are no 12b-1 marketing fees or other sales charges. This means that 100% of your initial investment is invested in shares of the Fund.

This Prospectus concisely sets forth the information you should know before you invest. Please read this Prospectus and keep it for future reference. A Statement of Additional Information (the "SAI") regarding the Fund, dated _______, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. You can get a copy of the SAI at no charge by writing or calling the Fund at the address or telephone number listed above. The SEC maintains a web site (www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Fees And Expenses.
Investment Objectives And Policies
The StockCar Stocks Index(TM)
Risk Factors.
Purchasing Shares.
Redeeming Shares.
Investment Adviser.
Management of the Fund.
General Information.

                                FEES AND EXPENSES

Shareholder Transaction Expenses:
---------------------------------

Sales Load Imposed on Purchases.                     None
Sales Load Imposed on Reinvested Dividends.          None
Deferred Sales Load.                                 None
Redemption Fees.                                     0.5%*

* This fee is only imposed on shares that are held for less than six months. See "Redeeming Shares" for a fuller explanation of this fees.

Annual Fund Operating Expenses:  (as a percentage of net assets)
-------------------------------

The following table sets forth the regular operating expenses that are paid out of the Fund's average daily assets. These fees are used to pay for services such as the investment management of the Fund, maintaining shareholder records and furnishing shareholder statements. This is a new Fund without a prior operating history, so the following expense figures are estimates. True expenses may be greater or lower than those shown below.

Management Fees.                                     1.41%
12b-1 Fees.                                          None
Other Expenses.                                      0.09%
                                                     -----
Total Fund Operating Expenses.                       1.50%

Example of Shareholder Expenses Over Time.
------------------------------------------

Based on the fee schedule set forth above, you would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period;

                  One Year          Three Years
                  --------          -----------

                  $                 $
                  ------            -----

The above example is intended to help you understand the various costs and expenses you might incur over time when you invest in the Fund, but you should be aware that this is only an example of anticipated future expenses. Actual expenses may be greater or less than those shown. Because the Fund has no operating history, "Other Expenses" is based on estimated amounts for the Fund's first fiscal year. Not included in this example is a redemption fee of 0.50%, which is imposed on shares held for less than six months. The Fund's Adviser has agreed to waive receipt of its fees and/or assume certain expenses of the Fund, if necessary, to insure that the Fund's expenses do not exceed 1.50% annually. If the Advisor waives fees or assumes expenses of the Fund, such actions would have the effect of lowering the expense ratio and increasing the yield to investors.

                       INVESTMENT OBJECTIVES AND POLICIES

The Fund is a diversified mutual fund whose primary investment objectives are growth of capital and current income. The Fund seeks to achieve these objectives by investing primarily in the common stock of companies listed on the Stockcar Stocks Index(TM) (the "Index"). There can be no assurance that the Fund's objectives will be achieved.

Under normal circumstances, the Fund intends to be fully invested in the stocks of companies comprising the Index. However, the Fund may, from time to time, ordinarily invest a portion of its assets in other securities, such as United States Government bonds, bills, and notes; money market instruments, repurchase agreements, and options and futures. The Fund may also ordinarily hold a portion of its assets in cash. You should be aware that any investment in such other securities will cause the performance of the Fund to vary from that of the Index. The Advisor may invest in such securities in order to manage the Fund's cash flows, and for temporary and defensive purposes. A complete listing of the Fund's permissible investments and investment restrictions is contained in the SAI in the Section entitled, "Investment Policies and Restrictions"..

                          THE STOCKCAR STOCKS INDEX(TM)

The StockCar Stocks Index(TM) is a new, unmanaged Index consisting of companies that are involved in the sponsorship of, or that derive a substantial portion of their income from, NASCAR sanctioned racing events. The Index is an equally weighted, price sensitive Index. This means that all the companies in the Index begin each calendar year with an equal weighting in the Index, and the Index value moves up and down based on the price movements of the companies in the Index. During the course of the year, the relative weighting of each company in the Index will fluctuate, reflecting its price performance relative to the other companies in the Index. At the end of each calendar year, the companies included in the Index are rebalanced to an equal weighting per company, and the entire process begins again.

The Index is a proprietary product of the Advisor. The Advisor has formed an Index Committee that is responsible for selecting the companies that will be included in or deleted from the Index. The Committee will ordinarily meet semi-annually to review the composition of the Index, to review the status of companies currently included in the Index and to determine which companies may be added to or deleted from the Index. The Committee is solely responsible for the maintenance of the Index. The Index presently is composed of 52 companies. The Company maintains a web Site (www.stockcarstocks.com) which contains a complete listing of all the companies included in the index and more information concerning the construction and maintenance of the Index.

The Index was published in May 1998. However, for the purpose of demonstrating the Index's performance history, the Advisor has recreated the performance of the Index from a beginning date of January 1, 1993, using an Index value of
100.00 as of that date.

As stated above, the Advisor has recreated the performance of the Index for prior years. Listed below are the closing Index values as of December 31 of each listed year.

                            Year End
Year                        Index Value

1992                         100.00
1993                         117.60
1994                         113.91
1995                         157.60
1996                         196.33
1997                         250.73

The table below shows how the Index would have performed, on an annual basis, had it been applied to price movements of the Companies included in the Index for the listed time periods. Listed returns are average annual total returns. Total return is the annual rate of return on an investment, taking into account all interest earned, all realized and unrealized capital gains and losses, and recognizing all realized and unrealized expenses.

Annual Total Returns
                                                              Cumulative Total
                  1993    1994     1995     1996     1997     Return (1993-1997)

The Index         17.6    -3.1     38.4     24.6     27.7     250.7%

S&P 500 Index     10.1     1.3     37.5     22.9     33.2     242.5%

Through May 18, 1998, the Index would have posted a year-to-date total return of 15.76%. Current information on the Index, including 1998 returns and Index news and commentary, may be found at the Index's web site ("www.stockcarstocks.com")

As described above, the Fund will attempt to replicate the performance of the Index by primarily investing its assets in the common stock of the companies comprising the Index, in approximately the same percentages as represented by the Index. You should be aware that at the end of each calendar year, when the Index is rebalanced, the Advisor will also rebalance the Fund's investments to conform such investments to the Index composition. Such an investment management requirement imposes certain risks to the Fund, including the risks of losses and tax consequences to shareholders as a result of potential realized capital gains. You should also be aware that, although the Fund will attempt to replicate the performance of the Index, the Fund will incur certain expenses that will not be incurred by the Index. Accordingly, the performance of the Fund may vary from that of the index as a result of such expenses.

                                  RISK FACTORS

The Fund may be appropriate for long-term investors who understand the potential risks and rewards of investing in common stocks. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. Over the short-term, stock prices can fluctuate dramatically in response to these factors. However, over longer time periods, stocks, although more volatile, have historically shown greater growth potential than other investments. Further, the Fund has no operating history, and this may pose additional risks. When you sell your Fund shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

                                PURCHASING SHARES

To purchase shares of the Fund, first complete and sign a New Account Purchase Application and mail it, together with your check for the total purchase price, to STOCKCAR STOCKS MUTUAL FUND, INC.(TM), C/O THE DECLARATION GROUP, 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. Checks are accepted subject to collection at full face value in United States currency. If your check does not clear, your purchase will be cancelled and you will be subject to any losses or fees incurred by the Fund with respect to the transaction. If shares are purchased by check and redeemed by letter within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, which may take up to ten business days. You will also be subject to a redemption fee of 0.50% of total assets in such a circumstance.

You will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned, each time you purchase shares of the Fund. . The Fund does not issue stock certificates. All full and fractional shares will be carried on the books of the Fund.

Shares of the Fund are purchased at the net asset value next computed after the receipt and acceptance of your purchase order (See, "Determination of Net Asset Value." in the SAI). The Fund is a pure No-Load Fund. This means that you will not be charged any sales commissions, ongoing 12b-1 fees, or underwriting discounts. The minimum initial investment is $1,000, except for Individual
Retirement Accounts (IRAs) where the minimum is $500. Minimum subsequent purchases for regular accounts are $500 and $50 for IRA accounts.

All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders. Please see the Sections entitled "Purchasing and Redeeming Shares" and "Tax Information" for more information concerning shares purchases.

                                REDEEMING SHARES

You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request in proper form, your shares of the Fund will be redeemed at their next determined net asset value. Redemption requests must be in writing and delivered to the Fund at STOCKCAR STOCKS FUNDS, INC.(TM), C/O THE DECLARATION GROUP, 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. To be in "proper form," your redemption request must:

1. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.   Be signed by all owners exactly as their names appear on the account;

3. If required, include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor.

Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees, or custodians to evidence the authority of the person or entity making the redemption request.

Signature Guarantees. A signature guarantee is designed to protect you and the Fund by verifying your signature. SIGNATURE GUARANTEES ARE REQUIRED WHEN: (1) establishing certain services after the account is opened; (2) requesting redemptions in excess of $10,000; (3) redeeming or exchanging shares, when proceeds are: (i) being mailed to an address other than the address of record,
(ii) made payable to other than the registered owner(s); or (4) transferring shares to another owner.

The redemption price per share is net asset value, determined as of the close of business on the day your redemption order is accepted by the Fund (See, "Purchasing and Redeeming Shares" in the SAI). If you hold your shares longer than six months, there is no redemption charge. Otherwise, a fee of 0.50% of the value of your redeemed shares will be deducted from the proceeds of your redemption and paid to the Fund. When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption.

If the value of your account falls below $1,000 as a result of previous redemptions and not market price declines, the Fund may redeem the shares in your account. However, the Fund will notify you first if such an event occurs, and you will have 60 days to bring your account balance up to the minimum levels before the Fund will exercise its option to redeem.

Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission, or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

                             MANAGEMENT OF THE FUND

The Company was incorporated in Maryland on May 18, 1998. The Board of Directors approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment advisor and administrator. The day-to-day operations of the Fund are delegated to the Advisor. The Statement of Additional Information contains background information regarding each of the Company's Directors and Executive Officers. The Company's Articles of Incorporation permit the Board of Directors to issue 100,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently the shares of the Fund are the only class of shares being offered by the Company. Shareholders are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

                               INVESTMENT ADVISER

The Fund has entered into an Investment Advisory Contract (the "Contract") with StockCar Stocks Advisors, 434 Tyson Street, Charlotte, North Carolina 28209. John P. Allen is President and Chief Executive Officer of the Advisor. Robert T. Carter is Chief Investment Officer and Portfolio Manager, and is responsible for all investment decisions relating to the Fund. Mr. Allen also serves as the President and as a Director of the Company. Mr Carter, the Fund's portfolio manager, has over thirty-five years experience managing funds for registered investment companies.

The Adviser manages the investment of the assets of the Fund in accordance with the Fund's investment objectives, policies, and restrictions. The Adviser was formed on May ___, 1998 and registered as an Investment Advisory Firm with the Securities and Exchange Commission on _________, 1998.

The Adviser receives from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 1.41% of the Fund's net assets. The Adviser has obligated itself to reimburse the Fund to the extent the Fund's total annual expenses, excluding taxes, interest and extraordinary litigation expenses, during any of its fiscal years, exceed 1.5% of its average daily net asset value in such year.

Under the Contract, the Adviser furnishes at its own expense office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Adviser also pays all expenses of marketing shares of the Fund, placement of securities orders and related bookkeeping.

The Fund pays all expenses incident to its operations and business not specifically assumed by the Adviser, including expenses relating to custodial, legal, and auditing charges; printing and mailing of reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Fund under the Investment Company Act of 1940, and registration of its shares under the Securities Act of 1933; and qualifying and maintaining qualification of its shares under the securities laws of certain states.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

Shareholders will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends December 31, with a report containing audited financial statements.

The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return calculation for differing periods computed in the same manner but without annualizing the total return.

The Fund's "yield" refers to the income generated by an investment in the fund over a thirty day (or one month) period (which period will be stated). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of the month. This income is then "annualized." That is, the mount of income generated by the investment during that thirty-day period is assumed to be generated each month over a twelve month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based on the stated dividend rate of each equity security in the Fund's portfolio, and all recurring charges are recognized.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the Standard & Poors Composite Index of 500 Stocks ("S&P 500"), a widely recognized, unmanaged index of common stock prices.

According to the law of Maryland, under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Inquiries regarding the Fund should be directed to the Fund at its address or telephone number shown on the front cover of this Prospectus.

The Company will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the Investment Company Act of 1940 concerning assistance with a record shareholder communication asking other record shareholders to join in that request.

                         STOCKCAR STOCKS INDEX FUND(TM)
                                (A No-Load Fund)

Investment Adviser:
StockCar Stocks Investment Advisors
434 Tyson Street
Charlotte, North Carolina  28209

Custodian:
Core States Bank, N.A.

Distributor:
Declaration Distributors, Inc.
555 North Lane, Suite 6160
Conshohocken, PA  19428

Accounting:
Declaration Services, Inc.
555 North Lane, Suite 6160
Conshohocken, PA  19428

Transfer and Dividend Disbursing Agent:
Declaration Services, Inc.
555 North Lane, Suite 6160
Conshohocken, PA  19428

Independent Auditors:



No person has been authorized to give any information or to make any representations other than those contained in this prospectus, the statement of additional information or the fund's official sales literature in connection with the offering of shares of the fund, and if given or made, such other information or representations must not be relied upon as having been authorized by the fund.

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated __________, 1998


                        STOCKCAR STOCKS MUTUAL FUND, INC.
                                434 Tyson Street
                         Charlotte, North Carolina 28209

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of StockCar Stocks Mutual Fund, Inc., dated _______, 1998. You may obtain a copy of the Prospectus, free of charge, by writing to StockCar Stocks Mutual Fund, Inc, 434 Tyson Street, Charlotte, North Carolina 28209 or by calling 704-527-5872.

                                TABLE OF CONTENTS

Investment Policies and Restrictions               Custodian
Investment Adviser                                 Transfer Agent
Directors and Officers                             Administration
Performance Information                            Distributor
Purchasing and Redeeming Shares                    Independent Accountants
Tax Information                                    Independent Auditors Report *
Portfolio Transactions                             Financial Statements *

* to be filed by amendment

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the prospectus under the captions "Investment Objectives and Policies" and "Risk Factors.", and all of that information is incorporated herein by reference.

The Fund is a diversified Fund, meaning that the Fund limits the amount of its assets invested in any one issuer and/or in any one industry, thereby reducing the risk of loss incurred by that issuer or industry. The Fund normally will invest at least 65% of total assets in the common stock of Companies comprising the StockCar Stocks Index(TM). Because the Index is itself highly diverse, presently consisting of 56 companies, the Advisor does not anticipate any diversification problems resulting from the Fund's investment policy. However, in the event that circumstances so warrant, or when the Advisor deems appropriate, the Fund may ordinarily invest in a variety of other securities. The complete list of securities in which the Fund may ordinarily invest is listed below, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

Cash Reserves. Although the Fund normally will invest its assets as described above, it may, to meet liquidity needs or for temporary defensive purposes, ordinarily invest a portion of its assets in cash, money market securities such as short term notes issued by the United States Government, its agencies and/or instrumentalities, and debentures, certificates of deposit or bankers acceptances. The Fund may also enter into repurchase agreements. If, in the Advisor's opinion, it is appropriate for the Fund to assume a temporary defensive posture, the Fund may invest up to 100% of its assets in these instruments.

Common Stocks. The Fund may invest in common stock. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

Preferred Stock. The Fund may invest in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Foreign Securities. The Fund may invest in securities of foreign issuers which are publicly traded on U.S. exchanges either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations. Further, there is the risk of loss due to fluctuations in the value of a foreign corporation's currency relative to the U.S. dollar.

Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

Money Market Funds. The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 10% of the Funds net assets and/or 3% of any investment company's outstanding securities.

Debt Securities. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

Repurchase Agreements. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

Futures and Options On Securities. The Fund may enter into futures contracts relating to equity securities, may write (i.e. sell) covered put and call options, and may purchase put and call options, on securities traded on a United States exchange or properly regulated over-the-counter market. Such options can include long-term options with durations of up to three years. Although not normally anticipated to be widely employed, the Fund may use futures and options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures or options contract is priced more attractively than the underlying security or index. The Fund may enter into these transactions so long as the value of the underlying securities on which options or futures contract may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed ten percent (10%)of the Fund's total net assets.

Risk Factors. The primary risks associated with the use of options and futures are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities. The risk that the Fund will be unable to close out a position will be minimized by entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market.

Restricted And Illiquid Securities. The Fund will not invest more than 10% of its net assets in securities that the Advisor determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

When-Issued Securities And Delayed-Delivery Transactions. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Portfolio Turnover. The Fund has no operating history and therefore has no reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will be not greater than 50%.

The complete list of the Fund's investment restrictions is as follows:

The Fund will not:

1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

5. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

6.  Make margin purchases or short sales of securities;

7. Invest in companies for the purpose of management or the exercise of control;

8.  Lend money (but this  restriction  shall not prevent the Fund from investing
    in  debt  securities  or  repurchase  agreements,   or  lend  its  portfolio
    securities.

9. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

10. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

11. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.

12. Purchase warrants on securities.

13. Issue senior securities.

14. Invest in Commodities.

Restrictions 1 through 14 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

b. Invest more than 10% of its assets (valued at time of investment) in securities that are not readily marketable;

c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
    (b) where acquisition results from a dividend or merger, consolidation or other reorganization.

d. purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds assets (valued at time of investment) in all investment company securities purchased by the Fund);

e. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;

f. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;

                               INVESTMENT ADVISER

Information on the Fund's investment adviser, StockCar Stocks Advisors, is set forth in the prospectus under "Investment Adviser," and is incorporated herein by reference.

The adviser is a _______________ Company. John P. Allen is the President with a 64% interest in the company. Robert T. Carter is Chief Investment officer and Portfolio Manager. Mr Carter is principally responsible for the investment operations of the Fund. Mr Carter has over thirty-five years experience in managing portfolio assets and in providing investment advisory services to registered investment companies.

The Advisory Agreement provides that the adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement expires on _______________, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors [as a whole] or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Advisor, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

Name, Age, Address, Position                Principal Occupation For the
with Fund                                   Last Five Years








* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The Corporation was organized as a Maryland Corporation on May 18, 1998 (See the Sections titled "Management of the Fund" and "General Information" in the Fund's Prospectus). The table below sets forth the compensation anticipated to be paid by the Corporation to each of the directors of the Corporation during the fiscal year ending December 31, 1998.

Name of Director   Compensation     Pension      Annual       Total Compensation
                   from Corp        Benefits     Benefits     Paid to Director




John P. Allen intends to purchase 10,000 shares of the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.
                                                           [n]
Average Annual Total Return is computed as follows:  P(1+T)     = ERV

Where:         P = a hypothetical initial investment of $1000
               T = average annual total return
               n = number of years
               ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b/cd + 1)6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period

The Fund imposes no sales charge and pays no distribution expenses. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions are discussed in the Fund's prospectus under the headings "Purchasing Shares" and "Redeeming Shares." All of that information is incorporated herein by reference.

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund. For shares redeemed prior to being held for at least six months, the redemption value is the NAV less a service fee equal to 0.50% of the NAV.

The Fund has elected to be governed by rule 18f-1 under the Investment Company Act of 1940, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

                                 TAX INFORMATION

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

                                    CUSTODIAN

CoreStates Bank, 1345 Chestnut Street, Philadelphia PA 19101, acts as custodian for the Fund. As such, CoreStates Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. CoreStates does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                                 TRANSFER AGENT

Declaration Services, Inc, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company, dated _______ . Under the agreement, Declaration Services, Inc. is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, The Fund shall pay Declaration Services, Inc. an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The transfer agent fee shall be ____________________.

                                 ADMINISTRATION

Declaration Services, Inc. also acts as Administrator to the Fund pursuant to a written agreement with the Company, dated _____. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a) calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d) preparing the Fund's federal and state tax returns
(e) preparing reports and filings with the Securities and Exchange Commission
(f) preparing filings with state Blue Sky authorities (g) maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Fund shall pay Declaration Services, Inc. an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The Administration fee shall be ________________________.

                                   DISTRIBUTOR





                             INDEPENDENT ACCOUNTANTS

                                     PART C
                                OTHER INFORMATION

Item 24  Financial Statements and Exhibits

(a)  Financial Statements included in Part B
     Independent Auditors Report *
     Statement of Assets and Liabilities *

(b) Exhibits
    1.  Articles of Incorporation
    2.  Bylaws of Registrant
    3.  None [Not Applicable]
    4.  None [See Exhibit 1, Articles of Incorporation, Article IV]
    5.  Investment Advisory Agreement
    6.  None [Not Applicable]
    7.  None [Not Applicable]
    8.  Custodian Agreement
    9.  Transfer Agent Agreement
    9.1 Administration Agreement
   10.  Opinion of Counsel *
   11.  Consent of Independent Auditors *
   12.  None [Not Applicable]
   13.  Subscription Agreement
   13.1 New Account Application
   14.  Individual Retirement Account Custodial Agreement
   15.  None [Not Applicable]
   16.  None [Not Applicable]
   27.  [17]  Financial Data Schedule *
   [18  Not Applicable]

* to be filed by amendment

Item 25   Persons Controlled by or under Common Control with Registrant.

          No person is directly or indirectly controlled by, or under common control with the Registrant.

Item 26   Number of Holders of Securities.

          As of the date of filing of this registration statement there were no record holders of capital stock of registrant. Mr. John P. Allen intends to purchase 10,000 shares of the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

Item 27   Indemnification.

          Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified cicumstances. Section 7 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 28   Business and Other Connections of Investment Adviser.

          The Advisor is a new company. It has no other business or other connections.

Item 29   Principal Underwriters.

          Declaration   Distributors,   Inc.,   555  North  Lane,   Suite  6160,
          Conshohocken, PA 19428, will be the Fund's principal underwriter.

Item 30   Location of Accounts and Records.

          Declaration Services, Inc.
          555 North Lane, Suite 6160
          Conshohocken, PA  19428

Item 31   Management Services.

          Declaration Services, Inc.
          555 North Lane, Suite 6160
          Conshohocken, PA  19428

Item 32   Undertakings.

          The Registrant will file a post effective amendment containing financial statements which need not be certified, within four to six months from the effective date of this registration statement.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Charlotte and State of North Carolina on the ____ day of ___________, 1998.

                      StockCar Stocks Mutual Fund, Inc.
                               (Registrant)

                      By: /s/ John P. Allen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                       Title                          Date

                              EXHIBIT INDEX

Exhibit No.    Exhibit

EX-99.B1       Registrant's Articles of Incorporation *
EX-99.B2       Registrant's Bylaws *
EX-99.B3       None
EX-99.B4       None [See Exhibit B.1, Articles of Incorporation, Article IV]
EX-99.B5       Investment Advisory Agreement with StockCar Stocks Investment
               Advisors *
EX-99.B6       Distribution Agreement with Declaration Distributors, Inc. *
EX-99.B7       None
EX-99.B8       Custodian Agreement with CoreStates Bank *
EX-99.B9       Transfer Agent Agreement with Declaration Services, Inc. *
EX-99.B9.1     Administration Agreement Declaration Services, Inc. *
EX-99.B10      Opinion of Counsel *
EX-99.B11      Consent of Independent Auditors *
Ex-99.B12      None
EX-99.B13      To be filed by amendment
EX-99.B13.1    New Account Application *
EX-99.B14      Individual Retirement Account Custodial Agreement *
EX-99.B15      None
EX-99.B16      None
EX-99.B17      Financial Data Schedule *
EX-99 B18      To Be Filed By Amendment

* To be filed by amendment.